Redeemable Preferred Stock and Redeemable Convertible Preferred Stock	12 Months Ended
Dec. 31, 2010
Redeemable Preferred Stock and Redeemable Convertible Preferred Stock
21.	Redeemable Preferred Stock and Redeemable Convertible Preferred Stock

In August 2003, in connection with the acquisition of Chohung Bank, the Group issued 46,583,961 shares of redeemable preferred stock (RPS), par value of (Won)5,000 per share, with an aggregate estimated fair value of (Won)710,258 million and 44,720,603 shares of redeemable convertible preferred stock (RCPS), par value of (Won)5,000 per share, with an aggregate estimated fair value of (Won)714,780 million to KDIC, as well as 6,000,000 shares of RPS, par value of (Won)5,000 per share, with an aggregate estimated fair value of (Won)900,000 million to Strider ABS Specialty Co., Ltd. (Strider), a SPE established by the Group.

The RPS was issued in five series (Series 1 to 5) to KDIC and in three series (Series 6 to 8) to Strider on August 19, 2003, redeemable over seven years after the issue date. If there is any RPS outstanding on the last day of the redemption period (RPS Final Redemption Date), the Group will be obligated to redeem all outstanding RPS to the extent that distributable profits are available for such purchase. In the event that the Group does not have sufficient distributable profits to redeem all outstanding RPS on the RPS Final Redemption Date, the RPS will remain outstanding until sufficient distributable profits are available. The Group may, at its option, elect to redeem all or part of the outstanding RPS at any time during the redemption period. The holder of RPS will not have any voting rights, unless dividends on the RPS are not distributed in any given year, in which case each share of RPS will be given one voting right. The Group may redeem the RPS from KDIC and Strider at (Won)18,086 and (Won)150,000 per share, respectively.

The dividends on the RPS issued to KDIC and Strider are cumulative and non-participating on dividends on the common stock of the Group, and the stated dividend rates are as follows:

RPS issued to KDIC (Series 1 to 5)	4.04%
RPS issued to Strider:
Series 6	7.00%
Series 7	7.46%
Series 8	7.86%

The RPS was initially measured at fair value and discounts are amortized over the period from the date of issuance to the redemption date using the effective interest method. In 2010, 9,383,459 shares amounting to (Won)182,794 million were redeemed.

The Series 9 RCPS was issued to KDIC on August 19, 2003, redeemable at any time after the 3rd anniversary date of the issue date and from time to time until the 5th anniversary date of the issue date. In 2010, all the Series 9 RCPS were converted to common stock.

In connection with the acquisition of Shinhan Card(formerly LG card), the Group issued to the public 28,990,000 shares of RPS (Series 10), par value of (Won)5,000 per share, with an aggregate estimated fair value of (Won)2,899,000 million and 14,721,000 shares of RCPS (Series 11), par value of (Won)5,000 per share, with an aggregate estimated fair value of (Won)850,962 million.

The Series 10 RPS was issued to the public on January 25, 2007, redeemable from the 5th anniversary of the issue date to the 20th anniversary (Redemption Period). Redemption price is the aggregate of (1) the issue price, (2) the issue price × [number of days that have elapsed from the first day of the fiscal year during which redemption is made to the redemption date / 365] × applicable interest rate as stated below (a and b), and (3) any accrued but unpaid dividends. The Group can elect to redeem, at its discretion, and is not obligated to redeem, the RPS in whole or in part. If the Group does not exercise its redemption rights during the Redemption Period, such redemption right will subsequently terminate and the RPS will remain as preferred shares without redemption rights. The holder of RPS will not have any voting rights, unless dividends on the RPS are not distributed in any given year, in which case each share of RPS will be given one voting right. The Group may redeem the RPS at (Won)100,000 per share.

The dividends on the RPS issued to the public are cumulative and non-participating on dividends on the common stock of the Group, and the stated dividend rates are as follows:

(a) From the issue date until the 5th anniversary of the issue date: 7.00% per annum.

(b) From the 5th anniversary of the issue date: interest rate payable on five-year treasury bonds issued by the Korean government on the day immediately preceding the 5th anniversary of the issue date + Spreadø + 100 bp

ø Spread: 7% — the interest rate payable on five-year Treasury bonds issued by the Korean government on the day immediately preceding the issue date

Considering the RPS is redeemable at the option of the issuer, the Group, and is not mandatorily redeemable, the Series 10 RPS to the public is classified as equity on the Group’s consolidated balance sheet as of December 31, 2010.

The Series 11 RCPS was issued to the public on January 25, 2007, convertible from the 1stanniversary of the issue date to the 5th anniversary and redeemable from the 5th anniversary of the issue date to the 20th anniversary. The holder can elect to convert, at its discretion, the RCPS in whole or in part into newly issued common stock of the Group at a conversion ratio of 1:1 at any time during the conversion period. If the holder does not exercise its conversion rights during the conversion period, such conversion right will subsequently terminate and the RCPS will remain as redeemable preferred shares without conversion rights. Redemption price is decided by the aggregate of (1) the issue price, (2) the issue price × [number of days that have elapsed from the first day of the fiscal year during which redemption is made to the redemption date / 365] × applicable interest rate as stated below (a and b), and (3) any accrued but unpaid dividends. The Group can elect to redeem, at its discretion, and is not obligated to redeem, the RCPS in whole or in part. If the Group does not exercise its redemption rights during the redemption period, such redemption right will subsequently terminate and the RCPS will remain as preferred shares without redemption rights. The Group may redeem the RCPS from holder at (Won)57,806 per share.

The dividends on the RCPS issued to public are cumulative and non-participating on dividends on the common stock of the Group, and the stated dividend rates are as follows:

(a) From the issue date until the 5th anniversary of the issue date: 3.25% per annum.

(b) From the 5th anniversary of the issue date: interest rate payable on five-year treasury bonds issued by the Korean government on the day immediately preceding the 5th anniversary of the issue date + Spreadø + 100 bp

ø Spread: 7% — the interest rate payable on five-year Treasury bonds issued by the Korean government on the day immediately preceding the issue date

By the same reason as the Series 10 RPS, the Series 11 RCPS issued to the public is classified as equity on the Group’s consolidated balance sheet as of December 31, 2010.